ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	$ 13,816	$ 14,550
Less:
Revenue of combined entity as if combination occurred at beginning of period	100
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 4